Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, available-for-sale, at fair value, amortized cost	$ 3,576,641	$ 1,666,126
Investments, allowance for credit losses	322	0
Allowance for estimated uncollectible reinsurance	137,122	147,639
Insurance balance recoverable, allowance for credit loss	$ 4,824	$ 3,818
Ordinary shares, par value (dollars per share)	$ 1	$ 1
Ordinary shares, issued (shares)	22,085,232	21,511,505
Ordinary shares, outstanding (shares)	22,085,232	21,511,505
Treasury stock, preferred shares (shares)	388,571	388,571
Treasury stock, ordinary shares (shares)	565,630	0
Voting ordinary shares
Ordinary shares, par value (dollars per share)	$ 1.00	$ 1.00
Ordinary shares, issued (shares)	18,575,550	18,001,823
Ordinary shares, outstanding (shares)	18,575,550	18,001,823
Series C non-voting convertible ordinary shares
Ordinary shares, issued (shares)	2,599,672	2,599,672
Ordinary shares, outstanding (shares)	2,599,672	2,599,672
Series E non-voting convertible ordinary shares
Ordinary shares, issued (shares)	910,010	910,010
Ordinary shares, outstanding (shares)	910,010	910,010
Series C Preferred Shares
Preferred shares, issued (shares)	388,571	388,571
Treasury stock, preferred shares (shares)	388,571	388,571
Series D Preferred Shares
Preferred shares, issued (shares)	16,000	16,000
Preferred shares, outstanding (shares)	16,000	16,000
Series E Preferred Shares
Preferred shares, issued (shares)	4,400	4,400
Preferred shares, outstanding (shares)	4,400	4,400
Short-term Investments
Investments, available-for-sale, at fair value, amortized cost	$ 263,750	$ 128,311
Investments, allowance for credit losses	0
Fixed maturity investments, trading
Investments, available-for-sale, at fair value, amortized cost	3,312,891	$ 1,537,815
Investments, allowance for credit losses	$ 322